Other taxes and royalties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of other taxes and royalties payable

	As of December 31, 2021	As of December 31, 2020
Current

Royalties	9,547	4,152
Tax withholdings	873	843
VAT	33	46
Other	919	76

Total current	11,372	5,117